Note 27 - Cancellation of title deed in Saudi Steel Pipe Company (Details) - SAUDI ARABIA - Saudi Steel Pipe Company [member] $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Area of land (in square meters)		811,284
Proportion of ownership interest in subsidiary	[1]	47.79%	48.00%	48.00%
Land plots, carrying value		$ 56.2

[1]	All percentages rounded.